Income tax expense (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Income Tax Rates	Italian companies are subject to two enacted income taxes at the following rates:

	2022	2021	2020
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%	4.82%

Summary of Total Income Taxes

Total income taxes for the years ended December 31, 2022, 2021 and 2020 are allocated as follows:

	2022	2021	2020
Current:
- Domestic	(838)	(2,116)	(2,221)
- Foreign	(1,582)	(3,170)	(1,545)
Total (a)	(2,420)	(5,286)	(3,766)
Deferred:
- Domestic	—	—	430
- Foreign	147	897	(1,005)
Total (b)	147	897	(575)
Total (a + b)	(2,273)	(4,389)	(4,341)

Summary of Consolidated Profit (Loss) Before Income Taxes and Non-Controlling Interest

Consolidated profit/(loss) before income taxes and Non-controlling interests of the consolidated statement of profit or loss for the years ended December 31, 2022, 2021 and 2020, is analysed as follows:

	2022	2021	2020
Domestic	(7,448)	(1,551)	(17,049)
Foreign	11,009	10,325	(3,516)
Total	3,561	8,774	(20,565)

Reconciliation of Income Tax Expense

The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax, which is 24% for 2022, 2021 and 2020, to profit before income taxes and non-controlling interests) as follows:

	2022	2021	2020
Expected tax benefit (expense) at statutory tax rates	(855)	(2,106)	4,936
Effect of:
- Tax exempt income	2,618	2,320	4,806
- Aggregate effect of different tax rates in foreign jurisdictions	(79)	191	322
- Italian regional tax	(28)	(78)	(24)
- Non-deductible expenses	(1,635)	(5,152)	(5,575)
- Tax effect on unremitted earnings	(755)	(515)	(1,024)
- Non taxable gain from disposal of a subsidiary	—	1,057	—
- Chinese withholding tax on income not recoverable	—	(699)	(1,396)
- Effect of net change in deferred tax assets unrecognised	(1,539)	593	(6,386)
Actual tax charge	(2,273)	(4,389)	(4,341)

Summary of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2022 and 2021 are presented below:

Deferred tax assets	31/12/22	31/12/21
Inventories obsolescence	745	633
Provision for contingent liabilities	492	466
Other temporary differences	22	174
Intercompany profit on inventories	706	22
Total deferred tax assets	1,965	1,295

Deferred tax liabilities	31/12/22	31/12/21
Withholding tax on unremitted earnings of subsidiaries	(516)	(516)
Withholding tax on liquidation of subsidiaries	(480)	(482)
IAS 19 adjustment - employees’ leaving entitlement	(302)	—
Unrealised net gains on foreign exchange rate	(479)	(258)
Other temporary differences	(152)	(149)
Total deferred tax liabilities	(1,929)	(1,405)

Summary of Movements in deferred Tax Balances

Movements in deferred tax balances occurred during 2020, 2021 and 2022 are analysed as follows:

	Def. tax assets	Def. tax liabilities	Total
Balance as at December 31, 2019	1,974	(1,891)	83
Recognised in profit or loss	49	(624)	(575)
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2020	2,023	(2,515)	(492)
Recognised in profit or loss	(728)	1,110	382
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2021	1,295	(1,405)	(110)
Recognised in profit or loss	670	(524)	146
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2022	1,965	(1,929)	36

Summary of Reconciliation of Deferred Tax Assets and Liabilities Included in Consolidated Statements of Financial Position

The following tables show the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2022 and 2021.

	31/12/22	31/12/21
Deferred tax assets	1,965	1,295
Deferred tax liabilities compensated	(933)	(409)
Net deferred tax assets	1,032	886
Deferred tax liabilities	(996)	(996)

Summary of Unrecognised Deferred Tax Assets

As at December 31, 2022 and 2021 deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	31/12/22		31/12/21
	Gross Amount	Tax effect	Gross Amount	Tax effect
Tax loss carry-forwards	366,175	90,713	368,779	88,328
Provision for contingent liabilities	7,673	2,207	12,231	2,888
Inventory obsolescence	8,266	2,327	11,985	2,560
Allowance for doubtful accounts	5,125	1,230	6,810	1,540
Intercompany profit on inventories	4,716	1,359	5,676	1,614
Provision for warranties	3,375	973	3,117	898
Impairment of non-financial assets	3,284	870	3,989	1,018
IAS 19 adjustment - employees’ leaving entitlement	—	—	1,807	434
Other temporary differences	10,868	1,925	9,734	1,455
Total unrecognised deferred tax assets	409,482	101,604	424,128	100,735

Summary of Tax Loss Carry Forward

As at December 31, 2022 and 2021 the tax losses carried-forward of the Group expire as follows:

	2022	Expire date	2021	Expire date
Expire in five years	5,132	2023-2027	6,207	2022-2026
Expire after five years	347	> 2027	3,257	> 2026
Never expire	360,696	—	359,316	—
Total	366,175		368,780